Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net (loss) earnings for the period	$ (72.6)	$ 26.6
Adjustments for items not involving cash:
Amortization	166.6	125.6
Foreign exchange loss (gain)	4.4	(5.0)
Current income tax expense	17.3	11.9
Deferred income tax expense (recovery)	16.9	(16.3)
Share-based compensation	6.6	6.2
Finance expense	3.0	6.6
Impairment of El Chanate inventory	64.0	0.0
Loss on redemption of senior secured notes	0.0	29.1
Other items (note 14)	5.5	(1.4)
Changes in working capital and taxes received or paid (note 14)	2.2	(19.8)
Cash flows from (used in) operating activities	213.9	163.5
INVESTING ACTIVITIES
Mineral property, plant and equipment	(221.5)	(162.5)
Cash received from the acquisition of Richmont (note 5)	0.0	46.2
Proceeds from sale of equity securities	24.9	(6.7)
Other	0.0	3.6
Cash flows from (used in) investing activities	(196.6)	(119.4)
FINANCING ACTIVITIES
Net proceeds from bought deal financing	0.0	239.1
Repayment of senior secured notes	0.0	(327.2)
Repayment of debt and equipment financing obligations	(4.1)	(4.4)
Interest paid	0.0	(12.2)
Credit facility transaction fees	(0.8)	(2.1)
Proceeds received from the exercise of stock options and warrants	3.9	3.5
Dividends paid	(7.8)	(6.0)
Proceeds from issuance of flow-through shares	0.0	11.7
Cash flows from (used in) financing activities	(8.8)	(97.6)
Effect of exchange rates on cash and cash equivalents	(3.3)	2.1
Increase (decrease) in cash and cash equivalents	5.2	(51.4)
Cash and cash equivalents - beginning of year	200.8	252.2
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 206.0	$ 200.8